NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss attributable to continuing operations	$ (15,482)	$ (38,852)
Less: net gain from discontinued operations		27,466
Net loss	$ (15,482)	$ (11,386)
Denominator:
Denominator for basic income (loss) per share calculation-weighted average number of common shares outstanding	205,089,317	186,485,236
Denominator for diluted income (loss) per share calculation-weighted average number of common shares outstanding	205,089,317	186,485,236
Net loss per share from continuing operations - basic	$ (0.08)	$ (0.21)
Net loss per share from continuing operations - diluted	(0.08)	(0.21)
Gain per share from discontinued operations - basic		0.15
Gain per share from discontinued operations - diluted		0.15
Net loss per share - basic	(0.08)	(0.06)
Net loss per share - diluted	$ (0.08)	$ (0.06)